Schedule of Net Loss Basic and Diluted Per Share (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net (loss) income	$ (116,747)	$ (375,307)	$ 254,297	$ 682,939	$ (709,239)	$ 1,224,868	$ (978,445)	$ 1,320,324
Remeasurement of common stock subject to redemption	(388,406)	(455,764)	(662,566)	(1,343,926)	(1,284,994)	(2,888,960)	(1,768,457)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	(505,153)	(831,071)	(408,269)	(660,987)	(1,994,233)	(1,664,092)	(2,746,902)	(2,275,339)
Remeasurement of common stock subject to redemption		(455,764)		(1,343,926)	(1,284,994)	(2,888,960)	(1,768,457)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	(505,153)	(831,071)	(408,269)	(660,987)	(1,994,233)	(1,664,092)	(2,746,902)	(2,275,339)
Redeemable Common Stock [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	(215,476)	(354,499)	(236,501)	(486,739)	(850,653)	(1,078,936)	(1,134,852)	(1,423,357)
Remeasurement of common stock subject to redemption	$ 388,406	$ 455,764	$ 662,566	$ 1,343,926	$ 1,284,994	$ 2,888,960	$ 1,768,457	$ 3,595,663
Basic weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	2,425,214	5,755,364
Diluted weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	2,425,214	5,755,364
Basic net income (loss) per share of common stock	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.26	$ 0.38
Diluted net income (loss) per share of common stock	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.26	$ 0.38
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	$ 172,930	$ 101,265	$ 426,065	$ 857,187	$ 434,341	$ 1,810,024	$ 633,605	$ 2,172,306
Non Redeemable Common Stock [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	(289,677)	(476,572)	(171,768)	(174,248)	(1,143,580)	(585,156)	(1,612,050)	(851,982)
Remeasurement of common stock subject to redemption
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per share of common stock	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.47)	$ (0.25)
Diluted net income (loss) per share of common stock	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.47)	$ (0.25)
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	$ (289,677)	$ (476,572)	$ (171,768)	$ (174,248)	$ (1,143,580)	$ (585,156)	$ (1,612,050)	$ (851,982)